Investment Strategy - Bastion Energy ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities of companies engaged in energy-related industries. Equity securities include common and preferred stock, depositary receipts issued on such common stock, and master limited partnerships (“MLPs”). MLPs are partnerships that are publicly traded on a securities exchange. Typical limited partnerships considered for investment by the Fund are in real estate, oil and gas and equipment leasing. The Fund’s ability to make investments in MLPs is limited by the Fund’s intention to qualify as a regulated investment company (RIC), and if the Fund does not appropriately limit such investments, the Fund’s status as a RIC may be jeopardized. As a result, the Fund will invest no more than 25% of the value of its total assets in qualified publicly traded partnerships, including MLPs.
Companies in energy-related industries are defined as (i) companies that generate a majority of their revenue from one or more of the following business activities: exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels, and manufacturing and providing oil and gas equipment and services (“Energy Companies”); or (ii) companies principally engaged in development, construction, manufacturing, or distribution of technology or capital goods for the generation, efficient use, or transition of energy. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Energy Companies. The Fund expects to have significant exposure to the energy and industrials sectors, although such exposure may vary.
In selecting securities for the Fund, Bastion Fiduciary, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), seeks to invest in well-managed, undervalued companies in energy-related industries that, in the Sub-Adviser’s belief, are out of favor with investors and/or institutional capital.
The Sub-Adviser will deploy a fundamental value investing approach that combines both qualitative and quantitative screens to identify, in the Sub-Adviser’s view, undervalued companies that could increase in value over time. The quantitative screens used by the Sub-Adviser may include, among others, an assessment of a company’s price-to-book ratio, debt-to-equity ratio, price-to-earnings ratio, free cash flow, return on equity, and the stability or volatility of earnings per share. The qualitative screening process will consider such things as the experience and success of a company’s management team, industry specific analysis, including barriers to entry, brand value, company reputation with employees and customers, intellectual property, and regulatory environment. When assessing a company’s management team, the Sub-Adviser evaluates the team’s and company’s prior track record of success, insider ownership, company reputation with employees and customers, and history of meeting or exceeding earnings guidance. The Sub-Adviser also seeks out companies with resilient business models that have the potential to benefit from both industry trends (e.g., technological advancements, regulatory changes, shifts in energy demand) and macro-economic trends (e.g., global economic growth, future commodity price changes, climate change policies). In addition, the Sub-Adviser looks for companies that, in its assessment, have competitive advantages with regards to cost structure, technology, and/or proprietary assets compared to other Energy Companies.
The Fund may hold its cash and cash equivalent investments for extended periods, until the Sub-Adviser has identified investments in accordance with its investment process.
Upon the completion of the investment process, the Sub-Adviser will generally select 20-30 U.S.-listed equity securities that the Sub-Adviser believes offer the most attractive internal economics and the lowest risk-adjusted valuations. The Fund may invest in small-, mid-, and large-capitalization companies, but will generally exclude companies with a market capitalization of less than $500 million.
The Sub-Adviser continually evaluates the Fund’s portfolio, with securities bought and sold as market conditions warrant. Generally, the Fund’s portfolio is weighted most heavily towards those stocks that are priced at the largest discount to the Sub-Adviser’s assessment of value.
The Fund concentrates its investments (i.e., invests more than 25% of its total assets) in the equity securities of Energy Companies.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. This may result in the Fund investing a significant percentage of its assets in one or more Energy Companies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in Energy Companies. The Fund expects to have significant exposure to the energy and industrials sectors, although such exposure may vary.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., invests more than 25% of its total assets) in the equity securities of Energy Companies.